TAXATION (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TAXATION
Loss before income taxes	$ (56,175)	¥ (391,078)	¥ (225,246)	¥ (253,895)
Income tax computed at the tax rate of 25%	(14,044)	(97,770)	(56,309)	(63,474)
Effect of different tax rates in different jurisdictions	2,786	19,393	11,758	23,554
Non-deductible expenses	1,217	8,472	4,661	13,872
Non-taxable income	(34)	(234)	(7,322)	(1,942)
Statutory Income (Expense)	462	3,216	0	0
Interest and penalty	(978)	(6,811)	0	0
Unrecognized tax positions	0	0	41,122	(2,942)
Deferred tax expense	4,648	32,358	0	0
Changes of valuation allowance	6,014	41,868	45,112	48,089
Withholding tax	(5,671)	(39,478)	(4,971)	15,624
Effect of tax rate change	0	0	0	(992)
Income tax expense	$ (5,600)	¥ (38,986)	¥ 34,051	¥ 31,789